SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Unaudited interim financial statements [Policy Text Block]
a.	Unaudited interim financial statements:

The accompanying consolidated balance sheet as of June 30, 2017, consolidated statements of income and comprehensive income for the three and six months ended June 30, 2017 and 2016 and the consolidated statements of cash flows for the three and six months ended June 30, 2017 and 2016 are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the preparation of the consolidated financial statements, the Company applied the significant accounting policies, on a consistent basis to the audited consolidated annual financial statements of the Company as of 31 December 2016.

In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2017, the Company's consolidated cash flows and financial performance for the three and six months ended June 30, 2017 and 2016.

The balance sheet as of December 31, 2016 has been derived from the audited consolidated financial statements as of such date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete set of financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2016 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on April 27, 2017.

Results for the three and six months ended June 30, 2017 are not necessarily indicative of results that may be expected for the year ending December 31, 2017.

Use of Estimates, Policy [Policy Text Block]
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

Our consolidated financial statements include the accounts of the Company and its' wholly and majority owned subsidiaries, referred to herein as the group.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Accounting Standards Still Not Effective [Policy Text Block]
d.	Accounting Standards still not effective

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers”, an updated standard on revenue recognition and issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12, 2016-20, respectively. The new standards provide enhancements to the quality and consistency of how revenue is reported while also improving comparability in the financial statements of companies reporting using IFRS and US GAAP. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. ASU 2014-09 is effective for annual and interim reporting periods beginning after December 15, 2017 and may be adopted either on a full retrospective or modified retrospective approach. The Company is in the process of evaluating the effect the new revenue recognition standard will have on its consolidated financial statements and related disclosures but has not completed its evaluation and implementation process. The Company intends to complete this process in 2017 and will adopt the new standard on January 1, 2018. The Company has not yet selected a transition method nor has it determined the impact of the new standard on its consolidated condensed financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) which amends the FASB Accounting Standards Codification and created Topic 842, "Leases." Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provides for enhanced disclosures. Leases will continue to be classified as either finance or operating. ASU 2016-02 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Entities are required to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Full retrospective application is prohibited and early adoption by public entities is permitted. We are currently in the process of evaluating the impact of the adoption of this standard on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting ("ASU 2016- 09"). The update simplifies several aspects of accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods, early adoption is permitted. The Company is currently evaluating the impact that adopting this new accounting standard will have on its consolidated financial statements.

In June 2016, the Financial Accounting Standards Board issued ASU 2016-13, "Financial Instruments-Credit Losses (Topic 326)" ("ASU 2016-13"). ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 will become effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the impact of the guidance on its consolidated financial statements.

In January 2017, the FASB has issued Accounting Standards Update (ASU) No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” These amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. Effective for public business entities that are a SEC filers for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. ASU 2017-04 should be adopted on a prospective basis. The Company does not anticipate the adoption of ASU 2017-04 will have a material impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718) Scope of Modification Accounting (“ASU 2017-09”). ASU 2017-09 provides clarification on when modification accounting should be used for changes to the terms or conditions of a share-based payment award. This ASU does not change the accounting for modifications but clarifies that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. The Company is currently evaluating the impact that adopting this new accounting standard will have on its consolidated financial statements.